Mining interests - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	$ 2,274,730
Write-downs	19,905	$ 12,366
Property, plant and equipment, ending balance	3,563,490	2,274,730
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,052,573
Property, plant and equipment, ending balance	928,614	1,052,573
Buildings, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	826,178
Property, plant and equipment, ending balance	880,472	826,178
Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	16,596
Property, plant and equipment, ending balance	1,394,143	16,596
Exploration & evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	379,383
Property, plant and equipment, ending balance	360,261	379,383
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	4,411,220	3,985,529
Additions	841,251	365,618
Acquisitions	1,206,390	108,235
Disposals	(25,479)	(17,622)
Write-downs	(19,905)	(12,369)
Transfers	0	0
Change in mine restoration provision estimates	(282)	(18,171)
Property, plant and equipment, ending balance	6,413,195	4,411,220
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,203,412	2,087,477
Additions	193,443	100,118
Acquisitions	0	0
Disposals	0	0
Write-downs	0	0
Transfers	21,087	33,988
Change in mine restoration provision estimates	(495)	(18,171)
Property, plant and equipment, ending balance	2,417,447	2,203,412
Cost | Buildings, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,679,345	1,505,550
Additions	197,704	191,417
Acquisitions	41,166	0
Disposals	(25,479)	(17,622)
Write-downs	0	0
Transfers	61,414	0
Change in mine restoration provision estimates	0	0
Property, plant and equipment, ending balance	1,954,150	1,679,345
Cost | Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	16,596	35,295
Additions	388,272	14,133
Acquisitions	1,050,326	0
Disposals	0	0
Write-downs	0	0
Transfers	(61,414)	(32,832)
Change in mine restoration provision estimates	363	0
Property, plant and equipment, ending balance	1,394,143	16,596
Cost | Exploration & evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	511,867	357,207
Additions	61,832	59,950
Acquisitions	114,898	108,235
Disposals	0	0
Write-downs	(19,905)	(12,369)
Transfers	(21,087)	(1,156)
Change in mine restoration provision estimates	(150)	0
Property, plant and equipment, ending balance	647,455	511,867
Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,136,490)	(1,753,698)
Disposals	16,397	15,400
Depreciation and depletion	(412,349)	(398,192)
Impairment	(317,263)
Property, plant and equipment, ending balance	(2,849,705)	(2,136,490)
Accumulated depreciation, depletion, amortization and impairment | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,150,839)	(915,387)
Disposals	0	0
Depreciation and depletion	(241,194)	(235,452)
Impairment	(96,800)
Property, plant and equipment, ending balance	(1,488,833)	(1,150,839)
Accumulated depreciation, depletion, amortization and impairment | Buildings, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(853,167)	(705,827)
Disposals	16,397	15,400
Depreciation and depletion	(171,155)	(162,740)
Impairment	(65,753)
Property, plant and equipment, ending balance	(1,073,678)	(853,167)
Accumulated depreciation, depletion, amortization and impairment | Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0	0
Disposals	0	0
Depreciation and depletion	0	0
Impairment	0
Property, plant and equipment, ending balance	0	0
Accumulated depreciation, depletion, amortization and impairment | Exploration & evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(132,484)	(132,484)
Disposals	0	0
Depreciation and depletion	0	0
Impairment	(154,710)
Property, plant and equipment, ending balance	$ (287,194)	$ (132,484)